Pensions and other postretirement benefits (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pensions [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	(2,502)	(1,515)
Prior service cost	(20)	(22)
Other postretirement benefits [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	17	27
Prior service cost	(5)	(5)